Derivative Financial Instruments - Notional Amounts and Estimated Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Derivative [Line Items]
Negative Fair Value	$ (32,395)	$ (13,073)	$ (1,151)
Assets | Not Designated as Hedging Instruments | Mortgage loan commitments
Derivative [Line Items]
Notional Amount	31,834	22,563	16,040
Positive Fair Value	14	19	375
Negative Fair Value	0	0	0
Liabilities | Not Designated as Hedging Instruments | Interest rate swaps
Derivative [Line Items]
Notional Amount	1,018,809	986,440	864,040
Positive Fair Value	1,118	6,213	12,404
Negative Fair Value	(33,513)	(19,286)	(13,555)
Liabilities | Not Designated as Hedging Instruments | Mortgage loan forward sale contracts
Derivative [Line Items]
Notional Amount	36,004	28,459	21,881
Positive Fair Value	0	0	0
Negative Fair Value	$ (14)	$ (19)	$ (375)